SUPPLEMENT TO THE
CLASS A, CLASS B AND CLASS C PROSPECTUS
OF
WELLS FARGO ADVANTAGE SMALL TO MID CAP STOCK FUNDS
Wells Fargo Advantage C&B Mid Cap Value Fund
Wells Fargo Advantage Common Stock Fund
Wells Fargo Advantage Discovery Fund
Wells Fargo Advantage Enterprise Fund
Wells Fargo Advantage Opportunity Fund
Wells Fargo Advantage Special Mid Cap Value Fund
 (each, a "Fund" and together, the "Funds")

At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds approved the following changes:

I. Combined Management and Fund-Level Administration Fees and Class-Level Administration Fee Changes

Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee and changes to the class-level administration fee, each Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:

C&B Mid Cap Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class B	Class C
Management Fees[2]	0.75%	0.75%	0.75%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.55%	0.55%	0.55%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.31%	2.06%	2.06%
Fee Waivers	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.21%	1.96%	1.96%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.70%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	The Adviser has contractually committed through January 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Operating Expenses After Fee Waiver at 1.20% for Class A, 1.95% for Class B and 1.95% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Effective February 1, 2016, the Adviser has contractually committed through January 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.25% for Class A, 2.00% for Class B and 2.00% for Class C. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Common Stock Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class B	Class C
Management Fees[2]	0.75%	0.75%	0.75%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.49%	0.49%	0.49%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.25%	2.00%	2.00%
Fee Waivers	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.25%	2.00%	2.00%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.70%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	The Adviser has contractually committed through January 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.26% for Class A, 2.01% for Class B, and 2.01% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Discovery Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees[2]	0.71%	0.71%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.49%	0.49%
Total Annual Fund Operating Expenses	1.20%	1.95%
Fee Waivers	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.20%	1.95%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.66%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	The Adviser has contractually committed through January 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.22% for Class A and 1.97% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Enterprise Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class B	Class C
Management Fees[2]	0.74%	0.74%	0.74%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.50%	0.50%	0.50%
Total Annual Fund Operating Expenses	1.24%	1.99%	1.99%
Fee Waivers	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.18%	1.93%	1.93%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.69%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	The Adviser has contractually committed through January 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Opportunity Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class B	Class C
Management Fees[2]	0.72%	0.72%	0.72%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.49%	0.49%	0.49%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.22%	1.97%	1.97%
Fee Waivers	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.22%	1.97%	1.97%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.67%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	The Adviser has contractually committed through January 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.21% for Class A, 1.96% for Class B, and 1.96% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Special Mid Cap Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees[2]	0.74%	0.74%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.49%	0.49%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.24%	1.99%
Fee Waivers	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.24%	1.99%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.69%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	The Adviser has contractually committed through January 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.25% for Class A and 2.00% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

II. Example of Expenses Changes

In addition, each Fund's Example of Expenses table in the section entitled "Fund Summary - Example of Expenses" is hereby replaced with the following:

C&B Mid Cap Value Fund

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$691	$699	$299	$199	$199
3 Years	$957	$936	$636	$636	$636
5 Years	$1,243	$1,299	$1,099	$1,099	$1,099
10 Years	$2,055	$2,099	$2,382	$2,099	$2,382

Common Stock Fund

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$95	$703	$303	$203	$203
3 Years	$949	$927	$627	$627	$627
5 Years	$1,222	$1,278	$1,078	$1,078	$1,078
10 Years	$1,999	$2,043	$2,327	$2,043	$2,327

Discovery Fund

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$690	$298	$198
3 Years	$934	$612	$612
5 Years	$1,197	$1,052	$1,052
10 Years	$1,946	$2,275	$2,275

Enterprise Fund

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$688	$696	$296	$196	$196
3 Years	$940	$919	$619	$619	$619
5 Years	$1,211	$1,267	$1,067	$1,067	$1,067
10 Years	$1,984	$2,027	$2,312	$2,027	$2,312

Opportunity Fund

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$692	$700	$300	$200	$200
3 Years	$940	$918	$618	$618	$618
5 Years	$1,207	$1,262	$1,062	$1,062	$1,062
10 Years	$1,967	$2,011	$2,296	$2,011	$2,296

Special Mid Cap Value Fund

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$694	$302	$202
3 Years	$946	$624	$624
5 Years	$1,217	$1,073	$1,073
10 Years	$1,989	$2,317	$2,317
July 1, 2015	SUP070

SUPPLEMENT TO THE
ADMINISTRATOR CLASS PROSPECTUS
OF
WELLS FARGO ADVANTAGE SMALL TO MID CAP STOCK FUNDS
Wells Fargo Advantage C&B Mid Cap Value Fund
Wells Fargo Advantage Common Stock Fund
Wells Fargo Advantage Discovery Fund
Wells Fargo Advantage Enterprise Fund
Wells Fargo Advantage Opportunity Fund
Wells Fargo Advantage Special Mid Cap Value Fund
 (each, a "Fund" and together, the "Funds")

At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds approved the following changes:

I. Combined Management and Fund-Level Administration Fees and Class-Level Administration Fee Changes

Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee and changes to the class-level administration fee, each Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:

C&B Mid Cap Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.75%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.47%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.23%
Fee Waivers	0.07%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.16%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.70%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	The Adviser has contractually committed through January 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.15% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Common Stock Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.75%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.41%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.17%
Fee Waivers	0.06%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.11%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.70%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	The Adviser has contractually committed through January 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.10% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Discovery Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.71%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	1.12%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.12%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.66%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	The Adviser has contractually committed through January 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.15% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Enterprise Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.74%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.42%
Total Annual Fund Operating Expenses	1.16%
Fee Waivers	0.06%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.10%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.69%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	The Adviser has contractually committed through January 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Opportunity Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.72%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.41%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.14%
Fee Waivers	0.13%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.01%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.67%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	The Adviser has contractually committed through January 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.00% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Special Mid Cap Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.74%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.41%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.16%
Fee Waivers	0.01%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.15%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.69%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	The Adviser has contractually committed through January 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.14% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

II. Example of Expenses Changes

In addition, each Fund's Example of Expenses table in the section entitled "Fund Summary - Example of Expenses" is hereby replaced with the following:

C&B Mid Cap Value Fund

After:
1 Year	$118
3 Years	$381
5 Years	$665
10 Years	$1,472

Common Stock Fund

After:
1 Year	$113
3 Years	$366
5 Years	$638
10 Years	$1,415

Discovery Fund

After:
1 Year	$114
3 Years	$356
5 Years	$617
10 Years	$1,363

Enterprise Fund

After:
1 Year	$112
3 Years	$363
5 Years	$633
10 Years	$1,404

Opportunity Fund

After:
1 Year	$103
3 Years	$349
5 Years	$615
10 Years	$1,375

Special Mid Cap Value Fund

After:
1 Year	$117
3 Years	$367
5 Years	$637
10 Years	$1,408
July 1, 2015	SUP071

SUPPLEMENT TO THE
INSTITUTIONAL CLASS PROSPECTUS
OF
WELLS FARGO ADVANTAGE SMALL TO MID CAP STOCK FUNDS
Wells Fargo Advantage C&B Mid Cap Value Fund
Wells Fargo Advantage Common Stock Fund
Wells Fargo Advantage Discovery Fund
Wells Fargo Advantage Enterprise Fund
Wells Fargo Advantage Opportunity Fund
Wells Fargo Advantage Special Mid Cap Value Fund
 (each, a "Fund" and together, the "Funds")

At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds approved the following changes:

I. Combined Management and Fund-Level Administration Fees and Class-Level Administration Fee Changes

Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee and changes to the class-level administration fee, each Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:

C&B Mid Cap Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.75%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.22%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.98%
Fee Waivers	0.07%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.91%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.70%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	The Adviser has contractually committed through January 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.90% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Common Stock Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.75%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.92%
Fee Waivers	0.06%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.86%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.70%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	The Adviser has contractually committed through January 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.85% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Discovery Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.71%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.87%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.87%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.66%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	The Adviser has contractually committed through January 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.89% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Enterprise Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.74%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.91%
Fee Waivers	0.06%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.85%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.69%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	The Adviser has contractually committed through January 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Opportunity Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.72%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.89%
Fee Waivers	0.13%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.76%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.67%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	The Adviser has contractually committed through January 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.75% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Special Mid Cap Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.74%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.91%
Fee Waivers	0.03%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.88%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.69%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	The Adviser has contractually committed through January 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.87% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

II. Example of Expenses Changes

In addition, each Fund's Example of Expenses table in the section entitled "Fund Summary - Example of Expenses" is hereby replaced with the following:

C&B Mid Cap Value Fund

After:
1 Year	$93
3 Years	$305
5 Years	$535
10 Years	$1,195

Common Stock Fund

After:
1 Year	$88
3 Years	$287
5 Years	$503
10 Years	$1,126

Discovery Fund

After:
1 Year	$89
3 Years	$278
5 Years	$482
10 Years	$1,073

Enterprise Fund

After:
1 Year	$87
3 Years	$284
5 Years	$498
10 Years	$1,114

Opportunity Fund

After:
1 Year	$78
3 Years	$271
5 Years	$480
10 Years	$1,084

Special Mid Cap Value Fund

After:
1 Year	$90
3 Years	$287
5 Years	$501
10 Years	$1,117

III. Institutional Class Eligibility Changes

Effective immediately, the Fund's Minimum Investments table with respect to Institutional Class shares in the section entitled "Fund Summary - Purchase and Sale of Fund Shares" is hereby replaced with the following:

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1.800.222.8222 Contact your financial professional.

In addition, the bulleted list in the section entitled "How to Buy Shares" is hereby replaced with the following:

■

Employee benefit programs;

■

Broker-dealer managed account or wrap programs that charge an asset-based fee;

■

Registered investment adviser mutual fund wrap programs or other accounts that are charged a fee for advisory, investment, consulting or similar services;

■

Private bank and trust company managed accounts or wrap programs that charge an asset-based fee;

■

Internal Revenue Code Section 529 college savings plan accounts;

■

Fund of Funds including those advised by Funds Management;

■

Investment Management and Trust Departments of Wells Fargo purchasing shares on behalf of their clients;

■

Endowments, non-profits and charitable organizations who invest a minimum initial amount of $500,000 in a Fund;

■

Any other institutions or customers of financial intermediaries who invest a minimum initial amount of $1 million in a Fund;

■

Individual investors who invest a minimum initial amount of $1 million directly with a Fund; and

■

Certain investors and related accounts as detailed in a Fund's Statement of Additional Information.

July 1, 2015	SUP072

SUPPLEMENT TO THE
INVESTOR CLASS PROSPECTUS
OF
WELLS FARGO ADVANTAGE SMALL TO MID CAP STOCK FUNDS
Wells Fargo Advantage C&B Mid Cap Value Fund
Wells Fargo Advantage Common Stock Fund
Wells Fargo Advantage Discovery Fund
Wells Fargo Advantage Enterprise Fund
Wells Fargo Advantage Opportunity Fund
Wells Fargo Advantage Special Mid Cap Value Fund
 (each, a "Fund" and together, the "Funds")

At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds approved the following changes:

I. Combined Management and Fund-Level Administration Fees

Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee, each Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:

C&B Mid Cap Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.75%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.66%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.42%
Fee Waivers	0.16%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.26%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.70%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	The Adviser has contractually committed through January 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.25% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Common Stock Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.75%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.60%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.36%
Fee Waivers	0.06%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.30%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.70%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	The Adviser has contractually committed through January 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.29% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Discovery Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.71%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.60%
Total Annual Fund Operating Expenses	1.31%
Fee Waivers	0.03%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.28%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.66%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	The Adviser has contractually committed through January 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Enterprise Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.74%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.61%
Total Annual Fund Operating Expenses	1.35%
Fee Waivers	0.11%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.24%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.69%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	The Adviser has contractually committed through January 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Opportunity Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.72%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.60%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.33%
Fee Waivers	0.09%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.24%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.67%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	The Adviser has contractually committed through January 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.23% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Special Mid Cap Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.74%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.60%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.35%
Fee Waivers	0.03%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.32%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.69%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	The Adviser has contractually committed through January 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.31% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
July 1, 2015	SUP073

SUPPLEMENT TO THE
CLASS R6 PROSPECTUS
OF
WELLS FARGO ADVANTAGE SMALL TO MID CAP STOCK FUNDS
Wells Fargo Advantage Common Stock Fund
Wells Fargo Advantage Discovery Fund
Wells Fargo Advantage Enterprise Fund
Wells Fargo Advantage Special Mid Cap Value Fund
 (each, a "Fund" and together, the "Funds")

At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds approved the following changes:

I. Combined Management and Fund-Level Administration Fees

Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee, each Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:

Common Stock Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.75%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.06%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.82%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.82%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.70%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	The Adviser has contractually committed through January 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.85% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Discovery Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.71%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.77%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.77%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.66%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	The Adviser has contractually committed through January 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.84% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Enterprise Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.74%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.81%
Fee Waivers	0.01%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.80%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.69%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	The Adviser has contractually committed through January 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Special Mid Cap Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.74%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.06%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.81%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.81%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.69%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	The Adviser has contractually committed through January 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.82% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

II. Class R6 Eligibility Changes

Effective immediately, the following sentence is added to each Fund's introductory paragraph in the sections entitled "Fund Summary - Purchase and Sale of Fund Shares" and "How to Buy Shares" for the Class R6 shares:

"Class R6 shares also are available to Funds of Funds managed by Funds Management."

July 1, 2015	SUP074